Nature of Operations and Continuance of Business	6 Months Ended
Nov. 30, 2015
Notes to Financial Statements
1. Nature of Operations and Continuance of Business

XLI Technologies, Inc. (formerly Mineria Y Exploraciones Olympia, Inc.) (the "Company") was incorporated under the laws of the State of Nevada on August 22, 2012 for the purpose of acquiring and developing mineral properties. On October 20, 2015, the Company entered into a share exchange agreement with Bosch International, LLC ("Bosch LLC"), a company incorporated in the State of Nevada on May 7, 2015 for the purpose of the purchase and sale of light sheets which are used in the film and production industry. As part of the share exchange agreement, the Company acquired 100% of the members' interest of Bosch LLC in exchange for 25,000,000 restricted common shares of the Company. As part of the acquisition, the members of Bosch acquired 50,000,000 common shares of the Company in a private transaction with the former CEO and Director of the Company, and one of the members of Bosch became the sole officer and director of the Company. As a result, the members of Bosch LLC held 75,000,000 common shares of the 100,000,000 common shares of the Company, and the acquisition was treated as a reverse merger where by Bosch LLC is considered the accounting acquirer.

These condensed consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations from the sale of light sheets. At November 30, 2015, the Company has recorded minimal revenues of $10,000, has a working capital deficit of $193,350, and an accumulated deficit of $227,692. These factors raise substantial doubt regarding the Company's ability to continue as a going concern. These condensed consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.